UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09453

        Nuveen Michigan Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
October 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 7.2% (4.8% of Total Investments)

$1,150	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	Aaa	$ 1,185,167
	Kettering University, Series 2001, 5.000%, 9/01/26 - AMBAC Insured

1,010	Michigan Technological University, General Revenue Bonds, Series 2004A, 5.000%, 10/01/20 - MBIA	10/13 at 100.00	AAA	1,086,306
	Insured

	Healthcare - 15.5% (10.3% of Total Investments)

1,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.250%,	7/11 at 101.00	AA	1,056,010
	1/15/21

700	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series	1/06 at 102.00	Ba3	671,958
	1995, 6.625%, 1/01/16

500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	5/06 at 102.00	A1	511,245
	System, Series 1995A, 5.250%, 11/15/20

750	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated	11/11 at 101.00	A1	780,465
	Group, Series 2001, 5.625%, 11/15/31

1,800	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital,	11/11 at 100.00	AAA	1,867,482
	Series 2001M, 5.250%, 11/15/31 - MBIA Insured

	Housing/Multifamily - 5.6% (3.7% of Total Investments)

1,700	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily Housing	8/12 at 102.00	Aaa	1,771,757
	Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31 (Alternative Minimum Tax)

	Housing/Single Family - 4.2% (2.8% of Total Investments)

1,250	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2001, 5.300%,	1/11 at 100.00	AAA	1,328,263
	12/01/16 (Alternative Minimum Tax) - MBIA Insured

	Industrials - 1.5% (1.0% of Total Investments)

500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic Services Inc., Series 2001,	No Opt. Call	BBB+	488,405
	4.250%, 8/01/31 (Alternative Minimum Tax) (Mandatory put 4/01/14)

	Materials - 1.6% (1.1% of Total Investments)

500	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	503,595
	International Paper Company Projects, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General - 47.1% (31.3% of Total Investments)

1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,	5/13 at 100.00	AAA	1,082,940
	5.375%, 5/01/24 - FGIC Insured

1,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	1,123,220
	Improvement Bonds, Series 2001A, 5.500%, 5/01/21 - FSA Insured

1,000	Durand Area Schools, Shiawasee County, Michigan, General Obligation Bonds, Series 1997, 5.375%,	5/07 at 100.00	AAA	1,062,060
	5/01/23 - FGIC Insured

500	Fitzgerald Public School District, Macomb County, Michigan, General Obligation Bonds, Series 2004B,	11/14 at 100.00	AAA	552,830
	5.000%, 5/01/16 (WI, settling 11/17/04) - AMBAC Insured

1,000	Garden City School District, Wayne County, Michigan, General Obligation Refunding Bonds, Series	5/11 at 100.00	AA+	1,027,640
	2001, 5.000%, 5/01/26

2,200	Huron School District, Wayne and Monroe Counties, Michigan, General Obligation Bonds, Series 2001,	5/11 at 100.00	AAA	2,377,254
	5.375%, 5/01/26 - FSA Insured

1,500	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation Bonds,	11/11 at 100.00	AA+	1,542,555
	Series 2001, 5.000%, 5/01/27

500	Jackson Public Schools, Jackson County, Michigan, General Obligation School and Site Bonds, Series	5/14 at 100.00	AAA	533,305
	2004, 5.000%, 5/01/22 - FSA Insured

1,050	Lawton Community Schools, Van Buren County, Michigan, General Obligation Bonds, Series 2001,	11/11 at 100.00	AA+	1,176,703
	5.500%, 5/01/21

1,000	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation Bonds,	11/11 at 100.00	AA+	1,126,610
	Series 2001, 5.500%, 5/01/17

500	Warren Building Authority, Michigan, Limited Tax General Obligation Bonds, Series 2001, 5.150%,	11/10 at 100.00	AAA	539,725
	11/01/22 - FGIC Insured

	Washtenaw County, Michigan, Limited Tax General Obligation Bonds, Sylvan Township Water and
	Wastewater System, Series 2001:
500	5.000%, 5/01/19 - MBIA Insured	5/09 at 100.50	AAA	538,015
800	5.000%, 5/01/20 - MBIA Insured	5/09 at 100.50	AAA	857,632

1,300	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Series 2001,	5/11 at 100.00	AA+	1,368,107
	5.000%, 5/01/21

	Tax Obligation/Limited - 28.3% (18.8% of Total Investments)

1,300	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AAA	1,354,730
	Series 2001, 5.125%, 10/01/26 - MBIA Insured

1,205	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	AA	1,254,887
	5.000%, 10/15/24

2,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25	11/11 at 100.00	AAA	2,072,280

1,450	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2 Revenue	7/11 at 100.00	AAA	1,493,398
	Bonds, Series 2002, 5.000%, 7/01/26 - FGIC Insured

915	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,	No Opt. Call	BBB+	1,077,971
	8/01/26

1,650	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	1,693,527
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 - MBIA Insured

	U.S. Guaranteed *** - 12.3% (8.2% of Total Investments)

515	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%, 7/01/33	7/11 at 100.00	AAA	583,078
	(Pre-refunded to 7/01/11) - FGIC Insured

1,000	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2000,	10/10 at 101.00	AAA	1,170,710
	5.875%, 10/01/17 (Pre-refunded to 10/01/10)

335	Puerto Rico, Public Improvement General Obligation Bonds, Series 2001A, 5.125%, 7/01/31	7/11 at 100.00	Aaa	376,771
	(Pre-refunded to 7/01/11)

500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	546,875
	10/01/40

85	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,	No Opt. Call	BBB+***	101,968
	8/01/26

1,000	Rochester Community School District, Oakland and Macomb Counties, Michigan General Obligation	11/11 at 100.00	AA+***	1,116,400
	Bonds, Series 2001II, 5.500%, 5/01/22 (Pre-refunded to 11/01/11)

	Utilities - 15.2% (10.1% of Total Investments)

1,115	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series	7/13 at 100.00	AAA	1,190,486
	2003A, 5.000%, 7/01/21 - FSA Insured

1,235	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%,	1/12 at 100.00	AAA	1,313,336
	1/01/24 - AMBAC Insured

2,215	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A-	2,297,354
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative
	Minimum Tax)

	Water and Sewer - 11.9% (7.9% of Total Investments)

1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AAA	1,142,340
	7/01/29 - FGIC Insured

1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Refunding Bonds, Series 2003A,	7/13 at 100.00	AAA	1,085,210
	5.000%, 7/01/17 - FSA Insured

	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
1,000	5.000%, 7/01/30 - FGIC Insured	7/11 at 100.00	AAA	1,022,410
485	5.250%, 7/01/33 - FGIC Insured	7/11 at 100.00	AAA	512,314

$44,715	Total Long-Term Investments (cost $45,021,869) - 150.4%			47,565,294

	Other Assets Less Liabilities - 0.2%			62,409

	Preferred Shares, at Liquidation Value - (50.6)%			(16,000,000)

	Net Assets Applicable to Common Shares - 100%			$31,627,703

Forward Swap Transactions outstanding at October 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated July 28 2004, to pay
quarterly the notional amount multiplied by 4.495%
(annualized) and receive quarterly the notional
amount multiplied by the daily arithmetic average of
the weekly BMA (Bond Market Association) Municipal
Swap Index for the quarter.	$1,100,000	12/13/04	12/13/24	$(65,519)

Agreement with Morgan Stanley dated July 15, 2004,
to pay semi-annually the notional amount multiplied
by 5.717% (annualized) and receive quarterly the
notional amount multiplied by the three-month USD-
LIBOR (United States Dollar - London Inter-Bank
Offered Rates).	1,200,000	1/14/05	1/14/35	(100,453)

Agreement with JPMorgan dated July 1, 2004, to pay
semi-annually the notional amount multiplied by 5.805%
(annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	2,100,000	2/02/05	2/02/25	(186,321)

				$(352,293)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2004, the cost of investments was $45,019,752.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004, were as follows:

Gross unrealized:
Appreciation	$2,596,645
Depreciation	(51,103)

Net unrealized appreciation of investments	$2,545,542

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         12/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         12/28/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         12/28/04

* Print the name and title of each signing officer under his or her signature.